Organization and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Jan. 31, 2021
Computer and other equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer and other equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years